Non-Controlling Interest (Schedule of summarized balance sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 568.9	$ 541.8	$ 249.8
Trade and other receivables	377.8	235.5
Inventories - current	199.2	197.4
Property, plant and equipment	4,693.9	4,181.4
Other assets	51.5	38.8
Assets	6,223.3	5,487.6
Liabilities
Environmental provisions	312.6	300.8
Lease liabilities	56.0	74.8	$ 90.3
Deferred tax liabilities	375.3	340.4
Liabilities	$ 2,992.3	2,840.2
Copper Mountain Mine [Member]
Assets
Cash and cash equivalents		12.9
Trade and other receivables		44.1
Inventories - current		37.5
Property, plant and equipment		902.9
Other assets		11.1
Assets		1,008.5
Liabilities
Trade and other payables		37.5
Amounts due to related parties		422.6
Environmental provisions		35.5
Lease liabilities		20.1
Deferred tax liabilities		119.9
Other liabilities		68.9
Liabilities		$ 704.5